CLIFFORD CHANCE US LLP

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NEW YORK, NY 10019-6131

TEL +1 212 878 8000

FAX +1 212 878 8375

www.cliffordchance.com

March 27, 2023

VIA EDGAR

Karen Rossotto

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Aetos Distressed Investment Strategies Fund, LLC

(the “Fund”) (File Nos. 333- and 811-21059)

Dear Ms. Rossotto:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "Investment Company Act"), a copy of the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). For the purposes of the Investment Company Act, this filing is Post-Effective Amendment No. 22 to the Registration Statement.

If you have any questions concerning the foregoing, please call me at (212) 878-3495.

Best Regards,

/s/ Emily Picard

Emily Picard

cc:	Leonard B. Mackey, Jr.

Clifford R. Cone
Dennis Morrisroe